Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income before income taxes was derived from the following sources:

	2015	2014	2013
United States	$779,782	$1,115,010	$653,622
Foreign	652,458	441,710	657,379
	$1,432,240	$1,556,720	$1,311,001

Schedule of Components of Income Tax Expense (Benefit)
Income taxes include the following:

	2015	2014	2013
Federal
Current	$185,761	$377,404	$167,350
Deferred	28,108	(45,643)	26,523
Foreign
Current	189,826	168,177	176,739
Deferred	(11,208)	(28,016)	(28,472)
State and local
Current	25,235	43,860	19,496
Deferred	1,965	(480)	581
	$419,687	$515,302	$362,217

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2015	2014	2013
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.1	1.8	1.0
Goodwill and intangible asset impairment	—	4.5	—
Tax related to international activities	(4.5)	(5.6)	(5.8)
Cash surrender value of life insurance	(0.1)	(0.9)	(0.7)
Federal manufacturing deduction	(1.6)	(1.0)	(1.0)
Research tax credit	(0.8)	(0.3)	(1.1)
Other	0.2	(0.4)	0.2
Effective income tax rate	29.3%	33.1%	27.6%

Schedule of Deferred Tax Assets and Liabilities
The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2015	2014
Retirement benefits	$614,127	$550,034
Other liabilities and reserves	127,838	128,848
Long-term contracts	49,929	46,006
Stock-based incentive compensation	66,015	64,267
Loss carryforwards	316,994	340,676
Unrealized currency exchange gains and losses	(17,218)	25,182
Inventory	16,659	18,668
Foreign tax credit carryforward	29,965	51,875
Depreciation and amortization	(531,258)	(571,107)
Valuation allowance	(330,006)	(348,837)
Net deferred tax asset	$343,045	$305,612

Change in net deferred tax asset:
Provision for deferred tax	$(18,865)	$74,139
Items of other comprehensive (loss)	57,523	(49,882)
Acquisitions and other	(1,225)	6,539
Total change in net deferred tax	$37,433	$30,796

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
Balance July 1	$164,813	$107,440	$109,735
Additions for tax positions related to current year	6,090	7,752	10,285
Additions for tax positions of prior years	14,989	55,136	10,719
Reductions for tax positions of prior years	(6,945)	(1,359)	(20,683)
Reductions for settlements	—	(1,856)	(4,266)
Reductions for expiration of statute of limitations	(6,251)	(5,005)	(437)
Effect of foreign currency translation	(27,008)	2,705	2,087
Balance June 30	$145,688	$164,813	$107,440